CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 1,545,800	$ 1,990,552
Short-term investments	799,534	1,381,991
Restricted cash	97,032	216,151
Accounts receivable, net of allowances for doubtful accounts of $20,214 and $27,964, respectively (including due from related parties of $75,037 and $189,522 as of December 31, 2017 and 2018, respectively, Note 9)	527,897	285,681
Prepaid expenses and other current assets (including prepayment and receivables from related parties of $40,506 and $115,976 as of December 31, 2017 and 2018, respectively, Note 9)	362,435	228,238
Total current assets	3,332,698	4,102,613
Property and equipment, net (Note 9)	262,846	262,676
Long-term investments, net (Note 4)	1,889,843	1,288,816
Intangible assets, net (Note 6)	225,335	22,811
Goodwill (Note 6)	94,240	81,396
Other assets (Note 9)	81,127	57,082
Total assets	5,886,089	5,815,394
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of $671,205 and $627,037 as of December 31, 2017 and 2018, respectively. Note 2):
Accounts payable (including due to related parties of $20,660 and $50,678 as of December 31, 2017 and 2018, respectively, Note 10)	172,562	130,431
Amount due to customers	97,032	216,151
Accrued expenses and other current liabilities (including due to related parties of $5,681 and $14,763 as of December 31, 2017 and 2018, respectively, Note 9)	540,807	446,779
Short-term bank loans	78,229	89,309
Income taxes payable	115,725	102,458
Deferred revenues (including deferred revenue from related parties of $14,666 and $12,883 as of December 31, 2017 and 2018, respectively, Note 10)	139,306	134,580
Convertible debt (Note 18)		153,092
Total current liabilities	1,143,661	1,272,800
Long-term liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of $6,483 and $51,002 as of December 31, 2017 and 2018, respectively. Note 2):
Convertible debt (Note 18)	884,123	879,983
Deferred revenues from related parties (Note 10)	43,652	54,372
Other long-term liabilities	51,781	8,510
Total long-term liabilities	979,556	942,865
Total liabilities	2,123,217	2,215,665
Commitments and contingencies (Note 19)
SINA shareholders' equity:
Preferred shares: $1.00 par value; 3,750,000 and 3,750,000 shares authorized; 7,150 shares issued and outstanding as of December 31, 2017 and 2018 (Note 15)	7	7
Ordinary shares: $0.133 par value; 150,000,000 and 150,000,000 shares authorized; 81,489,677 shares issued and 71,409,729 shares outstanding as of December 31, 2017; 82,410,842 shares issued and 69,368,140 shares outstanding as of December 31, 2018.	10,961	10,838
Treasury stock (10,079,948 and 13,042,702 shares as of December 31, 2017 and 2018, respectively, Note 18)	(733,705)	(484,442)
Additional paid-in capital	3,261,795	3,192,073
Accumulated other comprehensive income (loss)	(33,223)	90,696
Retained earnings	211,956	37,670
Total SINA shareholders' equity	2,717,791	2,846,842
Non-controlling interests (Note 8)	1,045,081	752,887
Total shareholders' equity	3,762,872	3,599,729
Total liabilities and shareholders' equity	$ 5,886,089	$ 5,815,394